Long Term Debt Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 12,403
2015	12,390
2016	18,607
2017	18,480
2018	616,153
Thereafter	352,888
Total	$ 1,030,921	$ 1,047,859